SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets
Cash and cash equivalents	$ 80,240		¥ 592,358	¥ 699,391	¥ 561,127
Restricted cash	13		46,735		91
Short-term investments	55,820		153,910		390,353
Accounts receivable	5,252		16,893		36,726
Prepayments and other current assets	6,529		48,553		45,665
Total current assets	147,854		858,449		1,033,962
Non-current assets
Long-term investments	32,089		324,110		224,404
Property and equipment, net	278		3,687		1,941
Operating lease right-of-use assets	3,587		44,577		25,087
Other non-current assets	438		4,600		3,062
Total non-current assets	36,392		376,974		254,494
Total assets	184,246		1,235,423		1,288,456
Current liabilities
Accounts payable	32,044		223,391		224,090
Deferred revenue	8,657		56,768		60,541
Operating lease liabilities, current	1,391		13,091		9,728
Accrued expenses and other current liabilities	20,848		165,714		145,791
Total current liabilities	62,940		458,964		440,150
Non-current liabilities
Operating lease liabilities, non-current	1,842		29,395		12,879
Total non-current liabilities	1,842		29,395		12,879
Total liabilities	64,782		488,359		453,029
Total revenues	570,858	¥ 3,992,067	4,468,161	4,528,826
Net income (loss)	15,648	109,429	(146,480)	110,499
Net cash used in operating activities	14,161	99,027	2,189	45,707
Net cash provided by (used in) investing activities	(15,939)	(111,460)	(498,037)	26,049
Net cash provided by (used in) financing activities	(8,467)	(59,208)	433,512	(359)
Net increase (decrease) in cash and cash equivalents	(11,136)	(77,875)	(60,298)	77,247
Cash and cash equivalents, and restricted cash at the beginning of the year	91,389	639,093	699,391	622,144
Cash and cash equivalents, and restricted cash at the end of the year	$ 80,253	561,218	639,093	699,391
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents			47,309		48,058
Restricted cash					24
Short-term investments					81,233
Accounts receivable			16,893		36,726
Prepayments and other current assets			45,893		35,897
Total current assets			270,508		383,818
Non-current assets
Long-term investments			51,090
Property and equipment, net			2,814		1,357
Operating lease right-of-use assets			44,164		24,982
Other non-current assets			4,600		3,062
Total non-current assets			102,668		29,401
Total assets			373,176		413,219
Current liabilities
Accounts payable			108,553		160,865
Deferred revenue			56,768		60,541
Operating lease liabilities, current			12,770		9,728
Accrued expenses and other current liabilities			30,035		24,053
Total current liabilities			666,021		720,358
Non-current liabilities
Operating lease liabilities, non-current			29,395		12,879
Total non-current liabilities			29,395		12,879
Total liabilities			695,416		733,237
Variable Interest Entity, Primary Beneficiary [Member] | Intra Group Companies [Member]
Current assets
Amounts due from inter-companies			160,413		181,880
Current liabilities
Amounts due to inter-companies			457,895		¥ 465,171
Subsidiaries [Member]
Non-current liabilities
Total revenues		961,102	1,033,333	1,097,261
Net income (loss)		(2,644)	38,093	101,738
Net cash used in operating activities		(44,071)	(54,081)	(79,526)
Net cash provided by (used in) investing activities		(41,820)	59,755	(68,853)
Net cash provided by (used in) financing activities		86,664	(72,672)	101,641
Net increase (decrease) in cash and cash equivalents		773	(66,998)	(46,738)
Cash and cash equivalents, and restricted cash at the beginning of the year		47,309	114,307	161,045
Cash and cash equivalents, and restricted cash at the end of the year		¥ 48,082	¥ 47,309	¥ 114,307